Earnings/(Loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings / (Loss) per share
Schedule of computation of basic and diluted net earnings / (loss) per share

	12 months ended December 31,
Earnings / (loss) per share	2025	2024	2023
Net earnings / (loss) attributable to WISeKey International Holding Ltd (USD’000)	(6,072)	(13,446)	(15,360)
Effect of potentially dilutive instruments on net gain (USD’000)	n/a	n/a	n/a
Net earnings / (loss) attributable to WISeKey International Holding Ltd after effect of potentially dilutive instruments (USD’000)	n/a	n/a	n/a

Class A Shares, par value CHF 0.01, CHF 0.01 and CHF 0.25
Shares used in net earnings / (loss) per Class A Share computation:
Weighted average Class A Shares outstanding - basic	1,600,880	1,600,880	1,600,880
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average Class A Shares outstanding - diluted	1,600,880	1,600,880	1,600,880

Net earnings / (loss) per Class A Share
Basic weighted average loss per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.15)	(0.39)	(0.51)
Diluted weighted average loss per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.15)	(0.39)	(0.51)

Class B Shares, par value CHF 0.10, CHF 0.10 and CHF 2.50
Shares used in net earnings / (loss) per Class B Share computation:
Weighted average Class B Shares outstanding - basic	4,024,078	3,323,581	2,878,136
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average Class B Shares outstanding - diluted	4,024,078	3,323,581	2,878,136

Net earnings / (loss) per Class B Share
Basic weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	(1.45)	(3.86)	(5.06)
Diluted weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	(1.45)	(3.86)	(5.06)

Schedule of computation of diluted earnings per share because their effect would have been anti-dilutive

Dilutive vehicles with anti-dilutive effect	2025	2024	2023
Class B Shares
Total stock options on Class B Shares	378,711	275,791	147,371
Total convertible instruments on Class B Shares	685	3,086	62,324
Total number of Class B Shares from dilutive vehicles with anti-dilutive effect	379,396	278,877	209,695
Class A Shares
Total stock options on Class A Shares	392,720	392,720	392,720
Total number of Class A Shares from dilutive vehicles with anti-dilutive effect	392,270	392,270	392,720